Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Breakdown of Goodwill by Business
The table below provides a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Services	Investment Management	Other	Consolidated
Balance at Dec. 31, 2017	$8,389	$9,128	$47	$17,564
Dispositions	—	(65)	—	(65)
Foreign currency translation	(56)	(93)	—	(149)
Balance at Dec. 31, 2018	$8,333	$8,970	$47	$17,350
Foreign currency translation	(1)	37	—	36
Balance at Dec. 31, 2019	$8,332	$9,007	$47	$17,386

Breakdown of Intangible Assets by Business
The table below provides a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Services	Investment Management	Other	Consolidated
Balance at Dec. 31, 2017	$888	$1,674	$849	$3,411
Amortization	(129)	(51)	—	(180)
Foreign currency translation	(1)	(10)	—	(11)
Balance at Dec. 31, 2018	$758	$1,613	$849	$3,220
Amortization	(80)	(37)	—	(117)
Foreign currency translation	—	4	—	4
Balance at Dec. 31, 2019	$678	$1,580	$849	$3,107

Breakdown of Intangible Assets by Type
The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2019				Dec. 31, 2018
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization: (a)
Customer contracts—Investment Services	$1,520	$(1,214)	$306	10 years	$1,572	$(1,186)	$386
Customer relationships—Investment Management	712	(544)	168	11 years	899	(699)	200
Other	64	(16)	48	14 years	26	(12)	14
Total subject to amortization	2,296	(1,774)	522	10 years	2,497	(1,897)	600
Not subject to amortization: (b)
Tradenames	1,293	N/A	1,293	N/A	1,332	N/A	1,332
Customer relationships	1,292	N/A	1,292	N/A	1,288	N/A	1,288
Total not subject to amortization	2,585	N/A	2,585	N/A	2,620	N/A	2,620
Total intangible assets	$4,881	$(1,774)	$3,107	N/A	$5,117	$(1,897)	$3,220

(a)	Excludes fully amortized intangible assets.

(b)	Intangible assets not subject to amortization have an indefinite life.

Estimated Annual Amortization Expense
Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2020	$104
2021	81
2022	63
2023	52
2024	45